Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income taxes
Summary of income tax expenses
a)	Income tax expenses is comprised of the following:

	2020	2019
	$	$
Current tax
Current year	327,412	—

Deferred tax	—	—

Origination and reversal of temporary differences	6,816,080	(2,811,973)
Recognition of previously unrecognized tax assets	(170,082)
Change in unrecognized deductible temporary differences	(5,939,998)	2,811,973
	706,000
Income tax expense	1,033,412	—

Summary of reconciliation of effective tax rate
a)	Reconciliation of effective tax rate

	2020	2019
	$	$
Income (loss) before income taxes	42,801,816	(9,171,116)
Income tax rates	26.5%	26.6%
Income tax expense (recovery) at the combined basic Federal and Provincial tax rates	11,342,481	(2,439,517)
Permanent differences	(5,072,219)	271,576
Tax rate changes	37,443	8,153
Prior year adjustment	835,787	(652,185)
Recognition of previously unrecognized tax assets	(170,082)	—
Change in unrecognized deductible temporary differences	(5,939,998)	2,811,973
Income tax expense	1,033,412	—

Summary of recognized deferred tax assets and liabilities

Recognized deferred tax assets and liabilities:

As at December 31, 2020 and 2019, recognized deferred tax assets and liabilities are attributable to the following:

	Assets		Liabilities		Net
	2020	2019	2020	2019	2020	2019
	$	$	$	$	$	$
Non-capital losses carried forward	4,982,328	—	—	—	4,982,328	—
Strategic investments	—	—	(4,919,499)	—	(4,919,499)	—
Investment tax credits	—	—	(273,854)	—	(273,854)	—
Royalty receivable	—	—	(280,900)		(280,900)
Property and equipment	—	—	(25,273)	—	(25,273)	—
Right-of-use assets net of liabilities	—	—	(188,802)	—	(188,802)	—

Tax assets (liabilities)	4,982,328	—	(5,688,328)	—	(706,000)	—
Set off of tax	(4,982,328)	—	4,982,328	—	—	—
Net tax assets (liabilities)	—	—	(706,000)	—	(706,000)	—

Summary of amounts and expiry dates of tax attributed and temporary difference for which no deferred tax assets was recognized
a)	Unrecognized deferred tax assets and investment tax credits

As at December 31, 2020 and 2019, the amounts and expiry dates of tax attributed and temporary difference for which no deferred tax assets was recognized as follows:

	December 31, 2020		December 31, 2019
	Federal	Provincial	Federal	Provincial
	$	$	$	$
Research and development expenses,
Without time limitation:	9,917,779	9,511,671	9,232,220	8,782,931

Federal research and development investment tax credits:
2027	—	—	18,373	—
2028	—	—	192,436	—
2029	—	—	366,539	—
2030	—	—	89,879	—
2031	—	—	223,759	—
2032	—	—	186,031	—
2033	—	—	105,216	—
2034	361,430	—	212,609	—
2035	488,555	—	488,555	—
2036	359,594	—	359,594	—
2037	253,885	—	253,885	—
2038	186,015	—	186,015	—
2039	411,540	—	393,158	—
2040	142,367	—	—	—
	2,203,386	—	3,076,049	—

Summary of tax losses carried forward
a)	Tax losses carried forward

	December 31, 2020		December 31, 2019
	Federal	Provincial	Federal	Provincial
	$	$	$	$
Tax losses carried forward:
2031	—	—	2,313,597	2,313,597
2032	—	—	3,945,870	3,945,870
2033	—	—	2,047,643	2,047,643
2034	—	—	589,007	589,007
2035	—	—	703,664	416,827
2036	—	—	3,579,827	3,440,527
2037	—	—	1,577,876	1,568,739
2038	3,715,297	—	5,716,536	5,650,620
2039	4,163,315	1,108,382	6,622,981	6,631,768
	7,878,612	1,108,382	27,097,001	26,604,598

Summary of other deductible temporary differences, without time limitation

	December 31, 2020		December 31, 2019
	Federal	Provincial	Federal	Provincial
	$	$	$	$
Other deductible temporary differences,
Without time limitation:

Financing costs	1,538,633	1,538,633	494,698	494,698
Intangible assets	3,908,608	3,599,602	4,953,545	4,953,545
	5,447,240	5,138,234	5,448,243	5,448,243